Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI) (Tables)	12 Months Ended
Dec. 31, 2013
Changes in AOCI by component

Changes in AOCI by component consist of the following:

	Year ended December 31, 2013
	Net unrealized gain on securities	OTTI losses in OCI	Total AOCI
Beginning balance	$34,045	—	34,045
OCI before reclassifications	(23,180)	—	(23,180)
Amounts reclassified from AOCI	(518)	—	(518)

Net OCI	(23,698)	—	(23,698)

Ending balance	$10,347	—	10,347

	Year ended December 31, 2012
	Net unrealized gain on securities	OTTI losses in OCI	Total AOCI
Beginning balance	$24,477	—	24,477
OCI before reclassifications	19,061	(67)	18,994
Amounts reclassified from AOCI	(9,493)	67	(9,426)

Net OCI	9,568	—	9,568

Ending balance	$34,045	—	34,045

Reclassifications from AOCI

Reclassifications from AOCI consist of the following:

	Amount reclassified from AOCI		Affected line item in the consolidated statement of operations
	December 31,
AOCI	2013	2012
Net unrealized gain on securities:
Available-for-sale securities	$797	14,605	Realized investment gains, net
	(279)	(5,112)	Income tax benefit

	518	9,493	Net income

OTTI losses in OCI:
Other than temporary impairments	—	(103)	Realized investment gains, net
	—	36	Income tax expense

	—	(67)	Net loss

Total amounts reclassified from AOCI	$518	9,426	Total net income